Leases (Tables)	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
Components of operating lease expense
Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2022	2023
Operating lease expense	$2,737	$2,383
Short-term lease expense	83	307

Total operating lease expense	$2,820	$2,690

Cash paid for amounts included in the measurement of lease liabilities
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,788	$2,314

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2022	2023
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$126	$3,114

Supplemental balance sheet information related to operating leases
The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
Assets:	2022	2023
Operating lease right-of-use assets	$2,479	$3,348

Liabilities:
Current lease liabilities	2,039	1,187
Non-current lease liabilities	340	2,130

Total operating lease liabilities	$2,379	$3,317

Maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases as of December 31, 2023 are as follows (in thousands):

2024	$1,314
2025	1,274
2026	1,013
2027	0
2028	0
Thereafter	0

Total future lease payments	3,601
Less: imputed interest	284

Total present value of lease liabilities	$3,317